COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financial assets in guarantee (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets in guarantee
Financial assets in guarantee	$ 5,333,704	$ 3,087,750
Special Guarantees Accounts Argentine Central Bank [Member]
Financial assets in guarantee
Financial assets in guarantee	2,120,732	2,088,896
Deposits In Guarantee [Member]
Financial assets in guarantee
Financial assets in guarantee	$ 3,212,972	$ 998,854